SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
General And Administrative Expenses
Compensation	$ 172,000	$ 172,000	$ 655,182	$ 947,333
Share based compensation	21,438	327,687	976,386	187,043
Professional fees	16,095	143,832	347,119	126,285
Other	49,353	86,016	271,031	304,652
Total general and administrative expenses	$ 258,886	$ 729,535	$ 2,249,718	$ 1,565,313